Capital adequacy	12 Months Ended
Dec. 31, 2021
Capital adequacy
Capital adequacy

Note 25. Capital adequacy

Capital Adequacy Analysis

	December 31,2021	December 31,2020
Capital ratios	percent[1]	percent[1]
Common Equity Tier 1 capital ratio	21.6	21.8
Tier 1 capital ratio	21.6	21.8
Total capital ratio	21.6	21.8
1	Capital ratios exclusive of buffer requirements are the quotients of the relevant capital measure and the total risk exposure amount. See tables Own funds - adjusting items and Minimum capital requirements exclusive of buffer.

	December 31, 2021		December 31, 2020
Total risk-based capital requirement	Skr mn	percent[1]	Skr mn	percent[1]
Capital base requirement of 8 percent[2]	7,371	8.0	7,136	8.0
of which Tier 1 requirement of 6 percent	5,528	6.0	5,352	6.0
of which minimum requirement of 4.5 percent	4,146	4.5	4,014	4.5
Pillar 2 capital requirements[3]	3,382	3.7	3,921	4.4
Common Equity Tier 1 capital available to meet buffer requirements[4]	9,149	9.9	12,310	13.8
Capital buffer requirements	2,333	2.5	2,259	2.5
of which Capital conservation buffer	2,303	2.5	2,230	2.5
of which Countercyclical buffer	30	0.0	29	0.0
Pillar 2 guidance[5]	1,382	1.5	—	—
Total risk-based capital requirement	14,468	15.7	13,316	14.9
1	Expressed as a percentage of total risk exposure amount.
2	The minimum requirements according to CRR (Regulation (EU) No 575/2013 of the European Parliament and of the Council of June 26, 2013 on prudential -requirements for credit institutions and investment firms and amending Regulation (EU) No 648/2012) have fully come into force in Sweden without regard to the transitional period.
3	Individual Pillar 2 requirement of 3.67 percent calculated on the total risk exposure amount, according to the decision from the latest Swedish FSA SREP.
4	Common Equity Tier 1 capital available to meet buffer requirement after 8 percent minimum capital requirement (SEK covers all minimum requirements with CET1 capital - i.e., 4.5 percent, 1.5 percent and 2 percent) and after the Pillar 2 requirements (3.67 percent). The Pillar 2 requirement was not deducted in the previous year’s figure.
5	The Swedish FSA has on September 29, 2021 notified SEK, within the latest SREP, that in addition to the capital requirements according to Regulation (EU) no 575/2013 on prudential requirements, SEK should hold additional capital (pillar 2 guidance) of 1.50 percent of the total risk-weighted exposure amount. The Pillar 2 guidance is not a binding requirement.

	December 31, 2021	December 31, 2020
Leverage ratio[1]	Skr mn	Skr mn
On-balance sheet exposures	209,889	297,605
Off-balance sheet exposures	5,309	37,162
Total exposure measure[2]	215,198	334,767
Leverage ratio[3]	9.3%	5.8%
1	The leverage ratio reflects the full impact of IFRS 9 as no transitional rules were utilized.
2	In the second quarter of 2021, SEK changed its methodology for calculating the exposure measure in leverage ratio to comply with new regulatory requirements (CRRII), in which certain exposures are no longer included. Comparative figures have not been recalculated.
3	Defined by CRR as the quotient of the Tier 1 capital and an exposure measure.

	December 31, 2021		December 31, 2020
Total Leverage ratio requirement	Skr mn	percent[1]	Skr mn	percent[1]
Capital base requirement of 3 percent	6,456	3.00	—	—
Pillar 2 guidance[2]	323	0.2	—	—
Total capital requirement relating to leverage ratio	6,779	3.2	—	—
1	Expressed as a percentage of total exposure amount.
2	The Swedish FSA has on September 29, 2021 notified SEK, within the latest SREP, that SEK should hold additional capital (Pillar 2 guidance) of 0.15 percent calculated on the total leverage ratio exposure measure. The Pillar 2 guidance is not a binding requirement.

Own funds — adjusting items

	Parent Company
	Dec 31,	Dec 31,
Skr mn	2021	2020
Share capital[1]	3,990	3,990
Retained earnings	15,518	14,856
Accumulated other comprehensive income and other reserves	323	292
Independently reviewed profit net of any foreseeable charge or dividend	601	694
Common Equity Tier 1 (CET1) capital before regulatory adjustments	20,432	19,832
Additional value adjustments due to prudent valuation	-395	-306
Intangible assets	-99	-98
Gains or losses on liabilities valued at fair value resulting from changes in own credit -standing	98	77
Negative amounts resulting from the calculation of expected loss amounts	-111	-55
Total regulatory adjustments to Common Equity Tier 1 capital	-507	-382
Total Common Equity Tier 1 capital	19,925	19,450
Additional Tier 1 capital	—	—
Total Tier 1 capital	19,925	19,450
Tier 2-eligible subordinated debt	—	—
Credit risk adjustments[2]	—	—
Total Tier 2 capital	—	—
Total Own funds	19,925	19,450
1	For a detailed description of the instruments constituting share capital, see Note 22.
2	The expected loss amount calculated under the IRB approach is a gross deduction from own funds. The gross deduction is decreased by impairment related to exposures for which expected loss is calculated. Excess amounts of such impairment will increase own funds. This increase is limited to 0.6 percent of SEK’s risk exposure amount under the IRB approach related to exposures to central governments, corporates and financial institutions. As of December 31, 2021, the limitation rule had no effect (year end 2020: no effect).

Minimum capital requirements exclusive of buffers

	Parent Company
	December 31, 2021			December 31, 2020
		Risk	Min.		Risk	Min.
		exposure	capital		exposure	capital
Skr mn	EAD[1]	amount	requirement	EAD[1]	amount	requirement
Credit risk, standardized approach
Corporates	2,990	2,990	239	2,238	2,238	179
Default exposures	74	74	6	7	7	1
Total credit risk, standardized approach	3,064	3,064	245	2,245	2,245	180
Credit risk, IRB approach
Central governments	196,606	9,673	774	192,077	9,684	775
Financial institutions[2]	41,082	8,843	707	30,661	6,764	541
Corporates[3]	115,412	62,988	5,039	117,415	63,766	5,101
Non-credit-obligation assets	372	372	30	163	163	13
Total credit risk IRB approach	353,472	81,876	6,550	340,316	80,377	6,430
Credit valuation adjustment risk	n.a.	2,922	233	n.a.	2,284	183
Foreign exchange risk	n.a.	645	52	n.a.	664	52
Commodity risk	n.a.	11	1	n.a.	7	1
Operational risk	n.a.	3,622	290	n.a.	3,625	290
Total	356,536	92,140	7,371	342,561	89,202	7,136
1	Exposure at default (EAD) shows the size of the outstanding exposure at default.
2	Of which counterparty risk in derivative contracts: EAD Skr 5,975 million (year-end 2020: Skr 5,535 million), Risk exposure amount of Skr 2,000 million (year-end 2020: Skr 1,908 million) and Capital requirement of Skr 160 million (year-end 2020: Skr 153 million).
3	Of which related to Specialized lending: EAD Skr 5,224 million (year-end 2020 Skr 3,847 million), Risk exposure amount of Skr 3,589 million (year-end 2020: Skr 2,739 million) and Capital requirement of Skr 287 million (year-end 2020: Skr 219 million).

Credit risk by PD grade

The tables illustrate the exposure at default (EAD), the portion of the exposure that will be lost in the event of a default (LGD) and the probability of default or cancellation of payments by a counterparty (PD) for the exposure classes where PD is estimated internally. Average PD is calculated without consideration of PD floors. Average PD and LGD are weighted by EAD,the average risk weight is the quotient of risk exposure amount and EAD.

	December 31,2021					December 31,2020
	AAA	A+					A+	BBB+
	to AA-	to A–	BBB+	BB+ to B–	CCC to D	AAA to AA-	to A–	to BBB–	BB+ to B–	CCC to D
	0.003%–	0.02–	to BBB–	0.54–	44.36–	0.003%–	0.02–	0.12–	0.54–	27.27–
Skr mn	0.01%	0.07%	0.12–0.32%	6.80%	100%	0.01%	0.07%	0.32%	6.80%	100%
Central governments
EAD	191,669	4,587	—	—	—	186,722	5,287	—	68	—
Average PD in %	0.004	0.05	—	—	—	0.004	0.05	—	4.14	—
Average LGD in %	45.0	45.0	—	—	—	45.0	45.0	—	45.0	—
Average risk weight in %	4.6	20.3	—	—	—	4.6	20.0	—	149.5	—

	December 31,2021					December 31,2020
		A+					A+
	AAA	to A–	BBB+	BB+ to B–	CCC to D	AAA	to A–	BBB+	BB+ to B–	CCC to D
	to AA- 0.01%-	0.06–	to BBB–	0.50–	28.91–	to AA-	0.06–	to BBB–	0.50–	28.91–
Skr mn	0.04%	0.11%	0.16–0.32%	8.27%	100%	0.01%–0.04%	0.11%	0.16–0.32%	8.27%	100%
Financial institutions
EAD	18,176	21,637	1,225	43	—	12,742	15,896	1,984	39	—
Average PD in %	0.04	0.07	0.25	1.16	—	0.04	0.07	0.18	0.76	—
Average LGD in %	35.7	32.8	45.0	45.0	—	36.7	35.7	45.0	45.0	—
Average risk weight in %	17.6	22.0	67.9	129.3	—	17.3	22.1	50.3	131.5	—
Corporates
EAD	2,562	16,286	67,509	23,810	22	2,302	17,929	69,263	24,063	12
Average PD in %	0.04	0.09	0.24	0.74	89.43	0.03	0.09	0.23	1.02	28.9
Average LGD in %	45.0	45.0	45.0	45.0	45.0	45.0	45.0	45.0	45.0	45.0
Average risk weight in %	19.2	30.0	49.9	85.4	39.2	19.4	30.6	49.4	86.6	263.7

Credit risks

For risk classification and quantification of credit risk, SEK uses an internal ratings-based (IRB) approach. Specifically, SEK applies the foundation IRB approach. Under the foundation IRB approach, the company determines the probability of default within one year (PD) for each of its counterparties, while the remaining parameters are established in accordance with the CRR. Application of the IRB approach requires the Swedish FSA’s permission and is subject to ongoing supervision. Certain exposures are, by permission from the Swedish FSA, exempted from application of the IRB approach and, instead, the standardized approach is applied for calculating the capital requirement. For further information regarding these exposures see the Risk measurement section in note 26. In 2020, SEK reviewed its credit risk processes in order to comply with new regulatory requirements, EBA Guidelines EBA/GL/2016/07 and Commission Delegated Regulation (EU) 2018/171, on the definition of default. As a result, SEK established a new internal definition of default, which was subsequently approved by the Swedish FSA and later, on January 1, 2021, implemented in the IRB approach for own funds requirements calculation. Counterparty risk exposure amounts in derivative contracts are calculated in accordance with the standardized approach for counterparty credit risk. SEK has been applying a new standardized approach for counterparty credit risk since June 30, 2021.

Credit valuation adjustment risk

A capital requirement for credit valuation adjustment risk is calculated for all OTC derivatives, except for credit derivatives used as credit-risk hedges and transactions with a qualifying central counterparty. SEK calculates this capital requirement using the standardized approach.

Foreign exchange risk

Foreign exchange risk is calculated with the standardized approach, whereas the scenario approach is used for calculating the gamma and volatility risks.

Commodity risk

Own funds requirements for commodity risk are calculated using the simplified approach under the standardized approach, and where the scenario approach is used for calculating the gamma and volatility risks.

Operational risk

The capital requirement for operational risk is calculated with the standardized approach, whereby the company’s operations are divided into business areas as defined in the CRR. The capital requirement for each area is calculated by multiplying a factor, depending on the business area, by an income indicator. The factors applicable for SEK are 15 percent and 18 percent. The income indicators consist of the average operating income for the past three fiscal years for each business area.

Transitional rules

SEK does not apply IFRS9 transitional rules for expected losses. The capital adequacy ratios already reflect the full impact of IFRS 9 with regard to expected loss.

Capital buffer requirements

SEK has met capital buffer requirements with Common Equity Tier 1 capital as of December 31, 2021. The Swedish FSA has not classified SEK as a systemically important institution. Accordingly, the capital buffer requirements for systemically important institutions that entered into force on January 1, 2016 do not apply to SEK. The mandatory capital conservation buffer is 2.5 percent. The countercyclical buffer rate that is applied to exposures located in Sweden was lowered from 2.5 percent to 0 percent as of March 16, 2020. The reduction was made for preventive purposes, in order to counteract credit tightening due to the development and spread of COVID-19 and its effects on the economy. The Swedish FSA decided on September 29, 2021 to increase the countercyclical buffer rate to 1 percent. The new countercyclical buffer rate applies from September 29, 2022. At December 31, 2021, the capital requirement related to credit-risk exposures in Sweden was 68 percent (year-end 2020: 70 percent) of the total capital requirement regardless of location, this fraction is also the weight applied to the Swedish buffer rate when calculating SEK’s countercyclical capital buffer. The countercyclical capital buffer as of December 31, 2021 for Sweden has been dissolved due to the reduction of the countercyclical buffer value to 0 percent. Buffer rates activated in other countries may impact SEK, but as most capital requirements from relevant credit exposures are related to Sweden, the potential effect is limited. At December 31, 2021, the contribution to SEK’s countercyclical capital buffer from buffer rates in other countries was 0.03 percentage points (year-end 2020: 0.03 percentage points).

Leverage ratio

The leverage ratio is a metric introduced in 2015. A capital base requirement of 3 percent, calculated on the total leverage ratio exposure measure, was introduced in June, 2021. The leverage ratio is defined in the CRR as the quotient of the Tier 1 capital and an exposure measure. The exposure measure consists of assets, with special treatment of derivatives among other items, and off-balance-sheet credit-risk exposures that have been weighted with a factor depending on the type of exposure. SEK does not apply IFRS9 transitional rules for expected losses. The leverage ratio already reflects the full impact of IFRS 9 with regard to expected loss. SEK has a leverage ratio of 9.3 percent as of December 31, 2021, that well exceeds the requirements.

Pillar 2 guidance

The Pillar 2 guidance refers to what the Swedish FSA believes to be an appropriate level of the institution’s own funds. The difference between the believed appropriate level of own funds and the minimum capital requirement, the Pillar 2 capital requirement and the combined capital buffer requirement will be calculated, decided and established by the Swedish FSA in the form of a non-binding recommendation (so-called pillar 2 guidance). The Pillar 2 guidance covers both the risk-based capital requirement and the leverage ratio requirement, and replaces the previous capital planning buffer.

Internally assessed capital adequacy

	Dec 31,	Dec 31,
Skr mn	2021	2020
Credit risk	6,038	6,121
Operational risk	225	203
Market risk	1,247	1,140
Other risks	234	183
Capital planning buffer	1,610	2,831
Total	9,354	10,478

SEK regularly conducts an internal capital adequacy assessment process (ICAAP), during which the company determines how much capital is needed to cover its risks. The result of SEK’s capital adequacy assessment is presented above. For more information regarding the ICAAP and its methods, please see note 29.

Liquidity coverage

Skr bn, 12 month average	Dec 31, 2021	Dec 31, 2020
Total liquid assets	56.1	49.0
Net liquidity outflows[1]	10.1	10.1
Liquidity outflows	21.2	22.1
Liquidity inflows	12.2	13.3
Liquidity Coverage Ratio	695%	604%
1	Net liquidity outflows is calculated as the net of liquidity outflows and capped liquidity inflows. Capped liquidity inflows is calculated in accordance with article 425 of CRR (EU 575/2013) and article 33 of the Commission Delegated Regulation (EU) 2015/61.

Information on Liquidity Coverage Ratio (LCR) in accordance with article 447 of the CRR (EU 575/2013), calculated in accordance with the Commission Delegated Regulation (EU) 2015/61.

Net stable funding

Skr bn	Dec 31, 2021	Dec 31, 2020
Available stable funding	245.9	242.6
Requiring stable funding	176.4	179.7
Net Stable Funding Ratio	139%	135%

Information on Net Stable Funding Ratio (NSFR) in accordance with article 447 of the CRR (EU 575/2013), calculated in accordance with the Commission Delegated Regulation (EU) 2015/61.